Consolidated Balance sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 17,153	$ 18,374
Prepaid expenses	2,143	4,583
Other receivable	180	180
Total current assets	19,476	23,137
Total Assets	19,476	23,137
Current Liabilities
Accounts payable	175,669	188,862
Accrued liabilities	871,875	759,789
Advances for convertible note to be issued	56,000
Loans payable, net discount of $0	525,150	526,150
Convertible notes, net discount of $138,836 and $126,839	464,993	379,890
Derivative liabilities	631,305	319,337
Operating lease liabilities - current
Total Current Liabilities	3,655,626	3,132,468
Total Liabilities	3,655,626	3,132,468
Stockholders’ Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding
Common stock: 100,000,000 authorized; $0.001 par value 94,572,767 issued and outstanding	94,573	94,573
Additional paid in capital	3,679,454	3,679,454
Common stock to be issued, 46,667 shares	70,000	70,000
Accumulated deficit	(7,480,177)	(6,953,358)
Total Stockholders’ Deficit	(3,636,150)	(3,109,331)
Total Liabilities and Stockholders’ Deficit	19,476	23,137
Related Party [Member]
Current Liabilities
Due to related party	3,275	3,275
Notes payable - related parties	$ 927,359	$ 955,165